LOANS (Narrative) (Details)	1 Months Ended		12 Months Ended
	May 31, 2020 CAD ($)	May 31, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	May 31, 2020 USD ($)	Jun. 30, 2018 USD ($)
Disclosure of detailed information about borrowings [abstract]
Unsecured non-interest bearing note											$ 265,000
Loans							$ 0		$ 11,650
Line of credit	$ 40,000									$ 29,352
Term loan, description			On January 1, 2021, the outstanding balance of the CEBA LOC automatically converted to a 2-year interest free term loan ("CEBA Term Loan"). The CEBA Term Loan may be repaid at any time without notice or the payment of any penalty. If 75% of the CEBA Term Loan is repaid on or before December 31, 2022, the repayment of the remining 25% of such CEBA Term Loan shall be forgiven. If on December 31, 2022, the Compny exercises the option for a 3-year extension, 5% interest during the term extension period will aply on any balance remaining.	On January 1, 2021, the outstanding balance of the CEBA LOC automatically converted to a 2-year interest free term loan ("CEBA Term Loan"). The CEBA Term Loan may be repaid at any time without notice or the payment of any penalty. If 75% of the CEBA Term Loan is repaid on or before December 31, 2022, the repayment of the remining 25% of such CEBA Term Loan shall be forgiven. If on December 31, 2022, the Compny exercises the option for a 3-year extension, 5% interest during the term extension period will aply on any balance remaining.
Loan fair value	$ 32,906									$ 24,146
Loan, interest rate	3.45%									3.45%
Fair value gain on loans advanced	$ 7,094	$ 5,206		$ 0	$ 5,206	$ 0
Accretion expense			$ 1,252	$ 985	$ 623	$ 0
Loans - long-term portion			$ 34,992				$ 27,602	$ 33,741	$ 26,501